Summary of Significant Accounting Policies - Value Added, Consumption and Income Taxes, Retirement Benefits, Appropriated Retained Earnings (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policy
Input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority	$ 25,714,651		¥ 45,179,459		¥ 176,873,571
Retirement and other postretirement benefits
Expense for employee benefits	1,947,290	¥ 13,394,085	11,558,233	¥ 10,016,774
Interests capitalized as borrowing cost in property, plant and equipment		0	0	0
Government subsidy	$ 0		117,216,600	0
Uncertain tax positions			0		¥ 0
Estimated interest costs and penalties provided for uncertain tax positions		¥ 0	0	0
PRC
Retirement and other postretirement benefits
Statute of limitations period	5 years	5 years
Threshold percentage to determine whether statutory surplus reserves can be converted into capital	25.00%	25.00%
Required minimum percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%	50.00%
Transfer to statutory reserves	$ 677,111	¥ 4,657,384	¥ 17,673,744	¥ 6,371,096
PRC | Shandong Borun
Retirement and other postretirement benefits
Annual percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
PRC | Daqing Borun
Retirement and other postretirement benefits
Annual percentage of after-tax-profit allocated to statutory surplus reserve	10.00%	10.00%
Minimum
Significant Accounting Policy
Value added tax rate (as a percent)	0.00%	0.00%
Maximum
Significant Accounting Policy
Value added tax rate (as a percent)	17.00%	17.00%